Financial Instruments - Summary of Aging of Trade Receivables and Lease Receivables That Are Not Credit Impaired (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Trade receivables and lease receivables	¥ 156,803	¥ 161,652
Current [member]
Disclosure of financial assets [line items]
Trade receivables and lease receivables	139,400	152,089
Past due within 30 days [member]
Disclosure of financial assets [line items]
Trade receivables and lease receivables	10,576	6,186
Past due between 31 and 90 days [member]
Disclosure of financial assets [line items]
Trade receivables and lease receivables	4,562	1,483
Past due over 90 days [member]
Disclosure of financial assets [line items]
Trade receivables and lease receivables	¥ 2,265	¥ 1,894